INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS LIABILITIES - Income tax payable, net (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES
Income tax provision	$ 18,630	$ 364
Withholdings and advance payments for income tax	(4,703)	(264)
Income tax payable, net	$ 13,927	$ 100